Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Cash Flows [Abstract]
Net (loss) income	$ (61.1)	$ 2.0	$ (79.3)
Loss (income) from discontinued operations	25.8	6.0	(12.5)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Deferred income tax benefit	(16.1)	(61.2)	(7.2)
Depreciation and amortization	56.6	53.8	53.2
Asset impairment			10.4
Amortization of debt issuance costs and debt discount	2.1	3.7	3.5
Loss on debt extinguishment	25.7
Net periodic pension and postretirement cost	2.7	1.5	3.0
Share-based compensation	23.2	16.1	12.5
Environmental reserve			5.9
Other	0.3	(0.5)	1.2
Changes in operating assets and liabilities excluding effects of acquisitions and divestitures:
Trade and other receivables	(3.6)	5.7	(5.2)
Prepaid expenses and other current assets	0.6	(6.3)	(9.9)
Accounts payable and other accrued expenses	(6.4)	0.1	(4.4)
Deferred revenue	7.0	4.5	2.7
Employee compensation and benefits	(22.1)	(26.1)	(49.1)
Accrued interest	(15.7)	(4.8)	(0.2)
Accrued taxes	8.4	(6.7)	14.7
Other assets and liabilities	(16.7)	(17.2)	(12.5)
Net cash provided by (used in) operating activities—continuing operations	10.7	(29.4)	(73.2)
Net cash used in operating activities—discontinued operations	(1.2)	(10.4)	(2.3)
Net cash provided by (used in) operating activities	9.5	(39.8)	(75.5)
Cash Flows from Investing Activities
Purchase of customer trust funds marketable securities	(855.2)	(598.5)	(699.7)
Proceeds from sale and maturity of customer trust funds marketable securities	844.3	610.2	677.6
Expenditures for property, plant, and equipment	(8.0)	(17.5)	(7.4)
Expenditures for software and technology	(32.2)	(33.1)	(25.5)
Net proceeds from divestitures		(0.5)	101.6
Net cash (used in) provided by investing activities—continuing operations	(51.1)	(39.4)	46.6
Net cash (used in) provided by investing activities—discontinued operations		(0.2)	0.4
Net cash (used in) provided by investing activities	(51.1)	(39.6)	47.0
Cash Flows from Financing Activities
(Decrease) increase in customer trust funds obligations, net	(1,415.1)	356.1	(655.7)
Net proceeds from issuance of stock	595.0	78.4	75.0
Proceeds from issuance of common stock upon exercise of stock options	45.8
Repurchase of stock		(1.8)
Proceeds from debt issuance	680.0
Repayment of long-term debt obligations	(1,134.0)	(25.9)	(11.8)
Payment of debt refinancing costs	(23.3)
Net cash (used in) provided by financing activities—continuing operations	(1,251.6)	406.8	(592.5)
Net cash used in financing activities—discontinued operations			(38.2)
Net cash (used in) provided by financing activities	(1,251.6)	406.8	(630.7)
Effect of exchange rate changes on cash, restricted cash, and equivalents	(12.8)	11.0	15.0
Net (decrease) increase in cash, restricted cash, and equivalents	(1,306.0)	338.4	(644.2)
Elimination of cash from discontinued operations	0.5	5.2	37.7
Cash, restricted cash, and equivalents at beginning of year	2,411.8	2,068.2	2,674.7
Cash, restricted cash, and equivalents at end of year	1,106.3	2,411.8	2,068.2
Reconciliation of cash, restricted cash, and equivalents to the consolidated balance sheets
Cash and equivalents	217.8	94.2	120.8
Restricted cash and equivalents included in customer trust funds	$ 888.5	$ 2,317.6	$ 1,947.4
Restricted Cash and Cash Equivalents, Current, Asset, Statement of Financial Position [Extensible List]	us-gaap:FundsHeldForClients	us-gaap:FundsHeldForClients	us-gaap:FundsHeldForClients
Cash, restricted cash, and equivalents at end of year	$ 1,106.3	$ 2,411.8	$ 2,068.2
Supplemental Cash Flow Information:
Cash paid for interest	74.5	89.7	84.9
Cash paid for income taxes	21.1	21.3	14.8
Cash received from income tax refunds	$ 4.4	$ 1.9	$ 0.2